Financial Instruments - Summary of Maturity Analysis For Derivative and Non Derivative Financial Liabilities (Detail) $ in Thousands	Dec. 31, 2021 CAD ($)
Disclosure Of Maturity Analysis For Derivative And Non Derivative Financial Liabilities [Line Items]
Foreign currency forward contracts	$ 180
Accounts payable and accrued liabilities	240,747
Long-term debt – Bank Facility	30,522
Long-term debt – Asset-Based Facility	37,411
Long-term debt – Notes	266,865
Other long-term liabilities	15,785
Less than 3 months [member]
Disclosure Of Maturity Analysis For Derivative And Non Derivative Financial Liabilities [Line Items]
Foreign currency forward contracts	124
Accounts payable and accrued liabilities	240,747
Long-term debt – Bank Facility
Long-term debt – Asset-Based Facility
Long-term debt – Notes
Other long-term liabilities
3 months to 1 year [member]
Disclosure Of Maturity Analysis For Derivative And Non Derivative Financial Liabilities [Line Items]
Foreign currency forward contracts	56
Accounts payable and accrued liabilities
Long-term debt – Bank Facility
Long-term debt – Asset-Based Facility
Long-term debt – Notes
Other long-term liabilities
Greater than 1 year [member]
Disclosure Of Maturity Analysis For Derivative And Non Derivative Financial Liabilities [Line Items]
Foreign currency forward contracts
Accounts payable and accrued liabilities
Long-term debt – Bank Facility	30,522
Long-term debt – Asset-Based Facility	37,411
Long-term debt – Notes	266,865
Other long-term liabilities	$ 15,785